S000096485 [Member] Investment Strategy - Baron Technology ETF	Oct. 06, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a non‑diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities (including depositary receipts) of U.S. and non‑U.S. technology companies of any market capitalization, selected for their durable growth potential from the development, advancement and use of technology, however, investments in non‑U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase. Technology companies may include those companies in the businesses of, among others: software, IT consulting, IT services, interactive home entertainment, interactive media and services, networking equipment, telecom services, communications equipment, technology hardware, storage and peripherals, electronic equipment, instruments and components, semiconductors and semiconductor equipment, and internet and direct marketing retail. Technology companies may be located anywhere in the world, including developing countries. A developing country is a country included in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM Index. BAMCO seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.